Insurance	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Insurance
Insurance
The Company carries insurance coverage for protection of its assets and operations from certain risks including automobile liability, general liability, real and personal property damage, workers’ compensation claims, directors’ and officers’ liability, pollution liability, employee group health claims and other coverages that are customary in the industry. The Company’s exposure to loss for insurance claims is generally limited to the per incident deductible under the related insurance policy. As of December 31, 2014, the Company’s insurance programs carried self-insurance exposures of up to $0.5, $1.0 and $0.8 per incident for general liability, automobile and workers’ compensation, respectively Certain self-insurance claims reserves are recorded at present value using a 1.10% and a 0.78% discount rate as of December 31, 2014 and 2013, respectively.
The Company has a partially self-insured employee group health insurance program that carries an aggregate stop loss amount. The amount recorded for the health insurance liability at December 31, 2014 and 2013 for unpaid claims, including an estimate for incurred but not reported (“IBNR”) claims, was $4.7 and $3.8, respectively. Liabilities are recorded gross of expected recoveries.
The self-insured portion of workers’ compensation liability for unpaid claims and associated expenses, including IBNR claims, is based on an actuarial valuation and internal estimates. The amount recorded for workers’ compensation liability at December 31, 2014 and 2013 for unpaid claims, including an estimate for IBNR claims, is $25.1 and $20.8, respectively.
The self-insured portion of general liability and automobile liability for unpaid claims and associated expenses, including IBNR claims, is based on an actuarial valuation and internal estimates. The amount recorded for general and automobile liability at December 31, 2014 and 2013 for unpaid claims, including an estimate for IBNR claims, was $18.0 and $14.0, respectively.
Of the above amounts, $14.9 and $12.1 is included in accrued expenses and the remainder is included in other long-term liabilities at December 31, 2014 and 2013, respectively.